GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Jan. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSE [abstract]
GENERAL AND ADMINISTRATIVE EXPENSE

19. GENERAL AND ADMINISTRATIVE EXPENSE

General and administration expenses for the year ended January 31, 2021 and 2020 were comprised of the following:

	Year ended January 31,
	2021	2020
	-$-	-$-

Salaries and wages	3,046,595	5,526,408
Professional fees and consulting	642,389	922,861
Accounting and legal	501,855	596,984
Travel and entertainment	102,046	430,301
Foreign exchange loss (gain)	2,156	(34,884)
License fees, taxes and insurance	1,849,571	992,437
Office facilities and administrative	417,131	499,504
Shareholder communications	15,834	7,237
Other	394,165	359,629
	6,971,742	9,300,477